Consolidated Portfolio of Investments
Columbia Commodity Strategy Fund, August 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Money Market Funds 91.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.149%(a),(b)	411,917,388	411,917,388
Total Money Market Funds (Cost $411,922,069)		411,917,388
Total Investments in Securities (Cost: $411,922,069)		411,917,388
Other Assets & Liabilities, Net		38,880,086
Net Assets		450,797,474
At August 31, 2020, securities and/or cash totaling $33,356,269 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	201	09/2020	USD	9,101,280	329,395	—
Brent Crude	1	09/2020	USD	45,280	—	(643)
Brent Crude	117	01/2021	USD	5,462,730	168,828	—
Brent Crude	79	01/2021	USD	3,688,510	—	(8,471)
Cocoa	141	12/2020	USD	3,742,140	475,768	—
Coffee	18	12/2020	USD	871,088	92,607	—
Coffee	205	03/2021	USD	9,978,375	709,630	—
Copper	57	12/2020	USD	4,362,638	358,325	—
Copper	350	03/2021	USD	26,919,375	1,568,355	—
Corn	109	12/2020	USD	1,949,738	124,335	—
Corn	1,042	03/2021	USD	19,146,750	1,469,487	—
Cotton	66	12/2020	USD	2,150,280	89,337	—
Cotton	149	03/2021	USD	4,920,725	200,227	—
Feeder Cattle	22	10/2020	USD	1,546,875	16,477	—
Feeder Cattle	32	10/2020	USD	2,250,000	—	(80,753)
Gas Oil	16	11/2020	USD	598,400	—	(8,498)
Gas Oil	114	01/2021	USD	4,369,050	21,476	—
Gas Oil	33	01/2021	USD	1,264,725	—	(1,258)
Gold 100 oz.	80	12/2020	USD	15,828,800	1,376,146	—
Gold 100 oz.	1	12/2020	USD	197,860	—	(3)
Gold 100 oz.	66	02/2021	USD	13,110,900	153,356	—
Gold 100 oz.	240	02/2021	USD	47,676,000	—	(433,238)
Lean Hogs	69	10/2020	USD	1,479,360	91,021	—
Lean Hogs	7	10/2020	USD	150,080	—	(527)
Lean Hogs	174	02/2021	USD	4,285,620	99,476	—
Lean Hogs	23	02/2021	USD	566,490	—	(2,298)
Live Cattle	23	10/2020	USD	968,760	9,802	—
Live Cattle	34	10/2020	USD	1,432,080	—	(27,291)
Live Cattle	264	02/2021	USD	11,861,520	—	(262,495)
Natural Gas	422	10/2020	USD	12,322,400	2,061,514	—
Natural Gas	1,171	12/2020	USD	39,287,050	4,039,687	—
Nickel	53	11/2020	USD	4,887,342	423,372	—
Nickel	114	01/2021	USD	10,536,336	1,146,809	—
NY Harbor ULSD Heat Oil	9	10/2020	USD	468,833	—	(10,454)
NY Harbor ULSD Heat Oil	4	12/2020	USD	215,762	—	(3,640)
NY Harbor ULSD Heat Oil	81	12/2020	USD	4,369,189	—	(37,942)
Columbia Commodity Strategy Fund | Quarterly Report 2020	1

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, August 31, 2020 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Palladium	13	12/2020	USD	2,963,090	111,768	—
Palladium	2	12/2020	USD	455,860	—	(4,653)
Primary Aluminum	25	11/2020	USD	1,123,281	32,568	—
Primary Aluminum	336	01/2021	USD	15,230,880	834,852	—
RBOB Gasoline	77	10/2020	USD	3,841,992	180,355	—
RBOB Gasoline	111	12/2020	USD	5,504,890	336,333	—
RBOB Gasoline	1	12/2020	USD	49,594	—	(427)
Silver	38	12/2020	USD	5,432,860	734,865	—
Silver	116	03/2021	USD	16,678,480	964,049	—
Silver	27	03/2021	USD	3,882,060	—	(120,839)
Soybean	142	11/2020	USD	6,769,850	489,677	—
Soybean	413	01/2021	USD	19,818,838	1,251,173	—
Soybean	5	01/2021	USD	239,938	—	(19)
Soybean Meal	33	12/2020	USD	1,031,250	50,259	—
Soybean Meal	378	01/2021	USD	11,884,320	524,268	—
Soybean Meal	5	01/2021	USD	157,200	—	(69)
Soybean Oil	48	12/2020	USD	946,368	75,975	—
Soybean Oil	484	01/2021	USD	9,583,200	816,878	—
Soybean Oil	3	01/2021	USD	59,400	—	(29)
Sugar #11	262	09/2020	USD	3,714,950	171,049	—
Sugar #11	656	02/2021	USD	9,757,082	212,377	—
Sugar #11	11	02/2021	USD	163,610	—	(2,422)
Wheat	64	12/2020	USD	1,767,200	70,893	—
Wheat	25	12/2020	USD	594,063	24,803	—
Wheat	381	03/2021	USD	10,677,525	611,002	—
Wheat	213	03/2021	USD	5,178,563	364,187	—
WTI Crude	98	10/2020	USD	4,204,200	189,793	—
WTI Crude	446	12/2020	USD	19,414,380	694,145	—
Zinc	67	11/2020	USD	4,212,206	255,030	—
Zinc	204	01/2021	USD	12,873,675	1,284,940	—
Total					25,306,669	(1,005,969)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at August 31, 2020.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.149%
	46,931,293	386,720,289	(21,706,398)	(27,796)	411,917,388	10,864	121,810	411,917,388
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
2	Columbia Commodity Strategy Fund | Quarterly Report 2020